Segment Reporting	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment Reporting
3 Segment Reporting
MorphoSys Group applies IFRS 8 “Operating Segments”. An operating segment is defined as a unit of an entity that engages in business activities from which it can earn revenues a
n
d incur expenses and whose operating results are regularly reviewed by the entity’s chief operating decision-maker, the Management Board, and for which discrete financial information is available.

Segment information is provided for the Group’s operati
n
g segments based on the Group’s management and internal reporting structures. The segment results and segment assets include items that can be either directly attributed to the individual segment or allocated to the segments on a reasonable basis.
The Management Board evaluates a segment’s economic success using selected key figures so that all relevant income and expenses are included. EBIT, which the Company defines as earnings before finance income, finance expenses, income from impairment reversals/expenses from impairment losses on financial assets and income taxes, is the key benchmark for measuring and evaluating the operating results. Refer to the table in Note 3.3 for a reconciliation of EBIT to net income as well as to the table in Note 4.3 for a breakdown of finance income and expenses. Other key internal reporting figures include revenues, operating expenses, segment results and the liquidity position. The Group consists of the operating segments described below.

3.1	PROPRIETARY DEVELOPMENT
The segment comprises all activities related to the proprietary development of therapeutic antibodies and peptides. Currently, this segment’s activities comprise a total of twelve antibodies and peptides, with tafasitamab representing the Company’s most advanced proprietary clinical program. Also included are the antibody MOR202, which was partially out-licensed
to
I-Mab
Biopharma and MOR106, which had been
co-developed
with Galapagos and was
out-licensed
to Novartis in July 2018. Also included is the proprietary program otilimab, which was out-licensed
to GlaxoSmithKline (GSK) in 2013. The partially or completely out-licensed
programs have been part of the Proprietary Development segment since the beginning of their development and will therefore continue to be reported in this segment. MorphoSys is also pursuing other early-stage proprietary development and co-development
programs. These include the clinical program MOR107 (formerly LP2), which originated from the acquisition of Lanthio Pharma B.V. This program was evaluated in a phase 1 study in healthy volunteers and is currently undergoing preclinical studies for oncology indications. One other program is in preclinical development and a further six programs are in drug discovery. The Proprietary Development segment also manages the development of proprietary technologies.

3.2	PARTNERED DISCOVERY
MorphoSys possesses a technology for generating therapeutics based on human antibodies. The Group markets this technology commercially through its partnerships with numerous pharmaceutical and biotechnology companies. The Partnered Discovery segment encompasses all operating activities relating to these commercial agreements.

3.3	CROSS-SEGMENT INFORMATION
The information on segment assets is based on the assets’ respective locations.

For the Twelve-month Period Ended December 31	Proprietary Development			Partnered Discovery			Unallocated			Group
(in 000’ €)	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
External Revenues	34,286	53,610	17,635	37,469	22,832	49,156	0	0	0	71,755	76,442	66,791
Operating Expenses	(143,459)	(107,019)	(99,106)	(10,671)	(9,516)	(18,906)	(25,723)	(19,969)	(15,835)	(179,853)	(136,504)	(133,847)
Segment Result	(109,173)	(53,409)	(81,471)	26,798	13,316	30,250	(25,723)	(19,969)	(15,835)	(108,098)	(60,062)	(67,056)
Other Income	125	159	157	0	0	0	680	1,486	963	805	1,645	1,120
Other Expenses	(19)	0	0	0	0	0	(608)	(689)	(1,671)	(627)	(689)	(1,671)
Segment EBIT	(109,067)	(53,250)	(81,314)	26,798	13,316	30,250	(25,651)	(19,172)	(16,543)	(107,920)	(59,106)	(67,607)
Finance Income										2,799	418	712
Finance Expenses										(2,272)	(754)	(1,895)
Income from Reversals of Impairment Losses / (Impairment Losses) on Financial Assets										872	(1,035)	0
Earnings before Taxes										(106,521)	(60,477)	(68,790)
Income Tax Benefit / (Expenses)										3,506	4,305	(1,036)
Net Loss										(103,015)	(56,172)	(69,826)
Current Assets	12,155	15,842	8,802	11,078	7,114	18,054	280,460	365,949	313,825	303,693	388,905	340,681
Non-current Assets	72,928	42,041	60,658	11,851	6,288	8,490	107,967	101,530	5,569	192,746	149,859	74,717
Total Segment Assets	85,083	57,883	69,460	22,929	13,402	26,544	388,427	467,479	319,394	496,439	538,764	415,398
Current Liabilities	36,176	32,167	33,008	2,877	1,471	4,083	22,505	12,285	10,610	61,558	45,923	47,701
Non-current Liabilities	27,775	3,291	7,072	5,771	158	1,045	6,633	1,019	909	40,179	4,468	9,026
Stockholders’ Equity	0	0	0	0	0	0	394,702	488,373	358,671	394,702	488,373	358,671

Total Segment Liabilities and Equity	63,951	35,458	40,080	8,648	1,629	5,128	423,840	501,677	370,190	496,439	538,764	415,398

Capital Expenditure	2,830	1,319	12,344	625	879	602	207	268	204	3,662	2,466	13,150
Depreciation and Amortization	1,718	1,903	1,555	1,385	1,429	2,075	355	418	400	3,458	3,750	4,030
The segment result is defined as the segment’s revenue, less the segment’s operating expenses. The unallocated operating expenses of € 25.7 million (2018: € 20.0 million; 2017: € 15.8 million) included primarily expenses for central administrative functions that are not allocated to one of the two segments. Finance income, finance expense and income tax are also not allocated to the segments as they are managed on a Group basis. Unallocated segment assets and liabilities have the same background as unallocated operating expenses. In the 2019 financial year, impairments totaling € 1.6 million were recognized in the Proprietary Development segment on property, plant and equipment as well as intangible assets (2018: impairments of € 19.2 million in the Proprietary Development segment; 2017: impairments of € 9.9 million in the Proprietary Development segment).
The Group’s key customers are allocated to both the Proprietary Development and the Partnered Discovery segments. As of December 31, 2019, the single most important customer represented accounts receivable with a carrying amount of € 8.0 million (December 31, 2018: € 5.9 million). The largest customer for the Group accounted for revenues in 2019 of € 32.3 million, the second largest for € 22.0 million and the third largest for € 9.4 million. The largest customer was allocated to the Partnered Discovery segment and the second largest and third largest customers to the Proprietary Development segment. In 2018, € 49.5 million of the Group’s total revenues came from the largest customer, € 19.0 million from the second largest customer and € 3.9 million from the third largest customer. The largest and third largest customers were allocated to the Proprietary Development segment and the second largest customer to the Partnered Discovery segment. In 2017, the largest customer accounted for € 36.9 million of the Group’s total revenue, the second largest € 16.8 million and the third largest € 6.7 million. The largest and third largest customers were allocated to the Partnered Discovery segment, and the second largest customer to the Proprietary Development segment.
The following overview shows the Group’s regional distribution of revenue:

in 000’ €	2019	2018	2017
Germany	145	309	851
Europe and Asia	39,322	56,784	57,229
USA and Canada	32,288	19,350	8,711

Total	71,755	76,443	66,791

The following overview shows the timing of the satisfaction of performance obligations.

	Proprietary Development		Partnered Discovery
in 000’ €	2019	2018	2019	2018
At a Point in Time thereof performance obligations fulfilled in previous periods: in Proprietary Development € 29.1 million in 2019 and € 0 in 2018 and in Partnered Discovery € 32.9 million in 2019 and € 19.0 million in 2018	34,286	53,610	36,984	22,268
Over Time	0	0	485	564

Total	34,286	53,610	37,469	22,832

A total of € 175.8 million (December 31, 2018: € 136.1 million) € 12.5 million (December 31, 2018: € 13.7 million) and € 4.4 million of the Group’s non-current
assets, excluding deferred tax assets, are located in Germany, the Netherlands and the USA, respectively. There were no non-current
assets in the USA as of December 31, 2018. Of the Group’s investments, € 2.3 million (December 31, 2018: € 2.4 million) were made in Germany, € 1.3 million (December 31, 2018: € 0) in the USA and less than € 0.1 million (December 31, 2018: € 0.1 million) in the Netherlands. In accordance with internal definitions, investments solely include additions to property, plant and equipment and intangible assets not related to leases and business combinations.